UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22119

American Israeli Shared Values Trust

(Exact name of registrant as specified in charter)

207 East 83rd Street, Suite 2

New York, NY 10028

(Address of principal executive offices)

 (Zip code)

Jamia C. Jasper

207 East 83rd Street, Suite 2

New York, NY 10028

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 745-5955

Date of fiscal year end: November 30

Date of reporting period: June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

American Israeli Shared Values Fund

NOBLE ENERGY, INC

Ticker Symbol:NBL	Cusip Number:655044105
Record Date: 3/8/2011	Meeting Date: 4/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	1A ELECTION OF DIRECTOR: JEFFREY L. BERENSON For For 1B ELECTION OF DIRECTOR: MICHAEL A. CAWLEY For For 1C ELECTION OF DIRECTOR: EDWARD F. COX For For 1D ELECTION OF DIRECTOR: CHARLES D. DAVIDSON For For 1E ELECTION OF DIRECTOR: THOMAS J. EDELMAN For For 1F ELECTION OF DIRECTOR: ERIC P. GRUBMAN For For 1G ELECTION OF DIRECTOR: KIRBY L. HEDRICK For For 1H ELECTION OF DIRECTOR: SCOTT D. URBAN For For 1I ELECTION OF DIRECTOR: WILLIAM T. VAN KLEEF For For 02 TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT AUDITOR. For For 03 TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS. For For 04 TO DETERMINE WHETHER A STOCKHOLDER VOTE TO APPROVE COMPENSATION OF NAMED EXECUTIVE OFFICERS SHOULD OCCUR EVERY 1, 2 OR 3 YEARS. 1 Year 1 Year 05 TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE COMPANY'S 1992 STOCK OPTION AND RESTRICTED STOCK PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK AUTHORIZED FOR ISSUANCE UNDER PLAN FROM 24,000,000 TO 31,000,000 AND MODIFY CERTAIN PLAN PROVISIONS. For For	For	Issuer	For	With

ALVARION LTD

Ticker Symbol:ALVR	Cusip Number:M0861T100
Record Date: 7/26/2010	Meeting Date: 8/31/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5A	01 DIRECTOR 1) MR. AMNON YACOBY 2) MR. BRIAN PROTIVA For For All Nominees 1) MR. AMNON YACOBY 2) MR. BRIAN PROTIVA 02 THE REELECTION OF MS. ROBIN HACKE AS AN EXTERNAL DIRECTOR TO OUR BOARD OF DIRECTORS. For For 03 THE APPROVAL OF THE REAPPOINTMENT OF KOST, FORER, GABBAY & KASIERER, A MEMBER OF ERNST & YOUNG GLOBAL, AS OUR INDEPENDENT AUDITORS UNTIL THE NEXT ANNUAL GENERAL MEETING OF OUR SHAREHOLDERS, AND AUTHORIZATION OF THE BOARD OF DIRECTORS AND/OR AUDIT COMMITTEE TO FIX THE ANNUAL COMPENSATION OF THE INDEPENDENT AUDITORS. For For 04 APPROVAL OF AN ANNUAL FEE FOR DIRECTORS SERVING AS CHAIR OF A COMMITTEE OF THE COMPANY'S BOARD OF DIRECTORS. For For 05 APPROVAL OF THE OPTION EXCHANGE PROGRAM. For For 5A I AM A ""CONTROLLING SHAREHOLDER"". MARK ""FOR"" = YES OR ""AGAINST"" = NO. None No Vote	For	Issuer	For	With

AMDOCS LIMITED

Ticker Symbol:DOX	Cusip Number:G02602103
Record Date: 11/22/2010	Meeting Date: 1/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	01 DIRECTOR 1) BRUCE K. ANDERSON 2) ADRIAN GARDNER 3) CHARLES E. FOSTER 4) JAMES S. KAHAN 5) ZOHAR ZISAPEL 6) JULIAN A. BRODSKY 7) ELI GELMAN 8) NEHEMIA LEMELBAUM 9) JOHN T. MCLENNAN 10) ROBERT A. MINICUCCI 11) SIMON OLSWANG 12) RICHARD SARNOFF 13) GIORA YARON For For All Nominees 1) BRUCE K. ANDERSON 2) ADRIAN GARDNER 3) CHARLES E. FOSTER 4) JAMES S. KAHAN 5) ZOHAR ZISAPEL 6) JULIAN A. BRODSKY 7) ELI GELMAN 8) NEHEMIA LEMELBAUM 9) JOHN T. MCLENNAN 10) ROBERT A. MINICUCCI 11) SIMON OLSWANG 12) RICHARD SARNOFF 13) GIORA YARON 02 APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS FOR FISCAL YEAR 2010. For For 03 RATIFICATION AND APPROVAL OF ERNST & YOUNG LLP AND AUTHORIZATION OF AUDIT COMMITTEE OF BOARD TO FIX REMUNERATION. For For	For	Issuer	For	With

AMGEN INC.

Ticker Symbol:AMGN	Cusip Number:031162100
Record Date: 3/21/2011	Meeting Date: 5/20/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	1A ELECTION OF DIRECTOR: DR. DAVID BALTIMORE For For 1B ELECTION OF DIRECTOR: MR. FRANK J. BIONDI, JR. For For 1C ELECTION OF DIRECTOR: MR. FRANCOIS DE CARBONNEL For For 1D ELECTION OF DIRECTOR: DR. VANCE D. COFFMAN For For 1E ELECTION OF DIRECTOR: DR. REBECCA M. HENDERSON For For 1F ELECTION OF DIRECTOR: MR. FRANK C. HERRINGER For For 1G ELECTION OF DIRECTOR: DR. GILBERT S. OMENN For For 1H ELECTION OF DIRECTOR: MS. JUDITH C. PELHAM For For 1I ELECTION OF DIRECTOR: ADM. J. PAUL REASON, USN (RETIRED) For For 1J ELECTION OF DIRECTOR: MR. LEONARD D. SCHAEFFER For For 1K ELECTION OF DIRECTOR: MR. KEVIN W. SHARER For For 1L ELECTION OF DIRECTOR: DR. RONALD D. SUGAR For For 02 TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31, 2011. For For 03 TO APPROVE THE ADVISORY VOTE ON EXECUTIVE COMPENSATION. For For 04 TO SET THE FREQUENCY OF FUTURE ADVISORY VOTES APPROVING EXECUTIVE COMPENSATION EVERY ONE YEAR, TWO YEARS OR THREE YEARS. 1 Year 1 Year 05 STOCKHOLDER PROPOSAL #1 (SHAREHOLDER ACTION BY WRITTEN CONSENT) Against Against	For	Issuer	For	With
5	05 STOCKHOLDER PROPOSAL #1 (SHAREHOLDER ACTION BY WRITTEN CONSENT) Against Against	Against	Issuer	Against	With

ATWOOD OCEANICS, INC

Ticker Symbol:ATW	Cusip Number:050095108
Record Date: 1/10/2011	Meeting Date: 2/10/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	01 DIRECTOR 1) DEBORAH A. BECK 2) ROBERT W. BURGESS 3) GEORGE S. DOTSON 4) JACK E. GOLDEN 5) HANS HELMERICH 6) JAMES R. MONTAGUE 7) ROBERT J. SALTIEL For For All Nominees 1) DEBORAH A. BECK 2) ROBERT W. BURGESS 3) GEORGE S. DOTSON 4) JACK E. GOLDEN 5) HANS HELMERICH 6) JAMES R. MONTAGUE 7) ROBERT J. SALTIEL 02 TO APPROVE OUR ATWOOD OCEANICS, INC. AMENDED AND RESTATED 2007 LONG-TERM INCENTIVE PLAN AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT. For For 03 TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT AUDITORS. For For 04 TO APPROVE, BY A SHAREHOLDER NON-BINDING ADVISORY VOTE, THE COMPENSATION PAID BY THE COMPANY TO ITS NAMED EXECUTIVE OFFICERS, COMMONLY REFERRED TO AS A ""SAY ON PAY"" PROPOSAL. For For 05 TO ESTABLISH, BY A SHAREHOLDER NON-BINDING ADVISORY VOTE, THE FREQUENCY OF SUBMISSION TO SHAREHOLDERS OF ADVISORY ""SAY ON PAY"" PROPOSAL. 1 Year 1 Year	For	Issuer	For	With

BAKER HUGHES INCORPORATED

Ticker Symbol:BHI	Cusip Number:057224107
Record Date: 3/1/2011	Meeting Date: 4/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	01 DIRECTOR 1) LARRY D. BRADY 2) CLARENCE P. CAZALOT, JR 3) CHAD C. DEATON 4) ANTHONY G. FERNANDES 5) CLAIRE W. GARGALLI 6) PIERRE H. JUNGELS 7) JAMES A. LASH 8) J. LARRY NICHOLS 9) H. JOHN RILEY, JR. 10) JAMES W. STEWART 11) CHARLES L. WATSON For For All Nominees 1) LARRY D. BRADY 2) CLARENCE P. CAZALOT, JR 3) CHAD C. DEATON 4) ANTHONY G. FERNANDES 5) CLAIRE W. GARGALLI 6) PIERRE H. JUNGELS 7) JAMES A. LASH 8) J. LARRY NICHOLS 9) H. JOHN RILEY, JR. 10) JAMES W. STEWART 11) CHARLES L. WATSON 02 VOTE TO RATIFY DELOITTE & TOUCHE LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANT FIRM FOR 2011. For For 03 PROPOSAL TO REAPPROVE THE PERFORMANCE CRITERIA FOR AWARDS UNDER THE ANNUAL INCENTIVE COMPENSATION PLAN, AS REQUIRED BY SECTION 162(M) OF THE INTERNAL REVENUE CODE. For For 04 PROPOSAL TO APPROVE THE ADVISORY (NON-BINDING) RESOLUTION RELATING TO EXECUTIVE COMPENSATION. For For 05 PROPOSAL TO APPROVE THE ADVISORY (NON-BINDING) RESOLUTION RELATING TO THE EXECUTIVE COMPENSATION FREQUENCY STOCKHOLDER VOTE. None No Vote 06 STOCKHOLDER PROPOSAL REGARDING MAJORITY VOTE STANDARD FOR DIRECTOR ELECTIONS.	For	Issuer	For	With

BANK OF AMERICA

Ticker Symbol:BAC	Cusip Number:060505105
Record Date: 3/16/2011	Meeting Date: 5/11/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	1A ELECTION OF DIRECTOR: MUKESH D. AMBANI For For 1B ELECTION OF DIRECTOR: SUSAN S. BIES For For 1C ELECTION OF DIRECTOR: FRANK P. BRAMBLE, SR. For For 1D ELECTION OF DIRECTOR: VIRGIS W. COLBERT For For 1E ELECTION OF DIRECTOR: CHARLES K. GIFFORD For For 1F ELECTION OF DIRECTOR: CHARLES O. HOLLIDAY, JR. For For 1G ELECTION OF DIRECTOR: D. PAUL JONES, JR. For For 1H ELECTION OF DIRECTOR: MONICA C. LOZANO For For 1I ELECTION OF DIRECTOR: THOMAS J. MAY For For 1J ELECTION OF DIRECTOR: BRIAN T. MOYNIHAN For For 1K ELECTION OF DIRECTOR: DONALD E. POWELL For For 1L ELECTION OF DIRECTOR: CHARLES O. ROSSOTTI For For 1M ELECTION OF DIRECTOR: ROBERT W. SCULLY For For 02 AN ADVISORY (NON-BINDING) ""SAY ON PAY"" VOTE TO APPROVE EXECUTIVE COMPENSATION. For For 03 AN ADVISORY (NON-BINDING) VOTE ON THE FREQUENCY OF FUTURE ADVISORY ""SAY ON PAY"" VOTES. 1 Year 1 Year 04 RATIFICATION OF THE REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM FOR 2011. For For	For	Issuer	For	With
5-12	05 STOCKHOLDER PROPOSAL - DISCLOSURE OF GOVERNMENT EMPLOYMENT. Against Against 06 STOCKHOLDER PROPOSAL - STOCKHOLDER ACTION BY WRITTEN CONSENT. Against Against 07 STOCKHOLDER PROPOSAL - MORTGAGE SERVICING OPERATIONS. Against Against 08 STOCKHOLDER PROPOSAL - GRASSROOTS LOBBYING. Against Against 09 STOCKHOLDER PROPOSAL - OTC DERIVATIVES TRADING. Against Against 10 STOCKHOLDER PROPOSAL - CUMULATIVE VOTING IN CONTESTED ELECTIONS. Against Against 11 STOCKHOLDER PROPOSAL - RECOUPMENT OF INCENTIVE COMPENSATION. Against Against 12 STOCKHOLDER PROPOSAL - PROHIBITION OF CERTAIN RELOCATION BENEFITS. Against Against	For	Issuer	Against	With

BOSTON SCIENTIFIC CORPORATION

Ticker Symbol:BSX	Cusip Number:101137107
Record Date: 3/18/2011	Meeting Date: 5/10/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-6	1A ELECTION OF DIRECTOR: KATHARINE T. BARTLETT For For 1B ELECTION OF DIRECTOR: BRUCE L. BYRNES For For 1C ELECTION OF DIRECTOR: NELDA J. CONNORS For For 1D ELECTION OF DIRECTOR: J. RAYMOND ELLIOTT For For 1E ELECTION OF DIRECTOR: KRISTINA M. JOHNSON For For 1F ELECTION OF DIRECTOR: ERNEST MARIO For For 1G ELECTION OF DIRECTOR: N.J. NICHOLAS, JR. For For 1H ELECTION OF DIRECTOR: PETE M. NICHOLAS For For 1I ELECTION OF DIRECTOR: UWE E. REINHARDT For For 1J ELECTION OF DIRECTOR: JOHN E. SUNUNU For For 02 ADVISORY VOTE TO APPROVE BOSTON SCIENTIFIC CORPORATION'S 2010 EXECUTIVE COMPENSATION. For For 03 ADVISORY VOTE TO RECOMMEND THE FREQUENCY OF HOLDING AN ADVISORY VOTE ON BOSTON SCIENTIFIC CORPORATION'S EXECUTIVE COMPENSATION. 1 Year 1 Year 04 PROPOSAL TO APPROVE BOSTON SCIENTIFIC CORPORATION'S 2011 LONG-TERM INCENTIVE PLAN. For For 05 PROPOSAL TO APPROVE AN AMENDMENT AND RESTATEMENT OF BOSTON SCIENTIFIC CORPORATION'S 2006 GLOBAL EMPLOYEE STOCK OWNERSHIP PLAN. For For 06 PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS BOSTON SCIENTIFIC CORPORATION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2011 FISCAL YEAR. For For	For	Issuer	For	With

CAMERON INTERNATIONAL CORPORATION

Ticker Symbol:CAM	Cusip Number:13342B105
Record Date: 3/11/2011	Meeting Date: 5/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-6	Your Vote 1A ELECTION OF DIRECTOR: PETER J. FLUOR For For 1B ELECTION OF DIRECTOR: JACK B. MOORE For For 1C ELECTION OF DIRECTOR: DAVID ROSS For For 02 TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2011. For For 03 TO APPROVE THE COMPANY'S 2011 MANAGEMENT INCENTIVE COMPENSATION PLAN. For For 04 TO APPROVE AN AMENDMENT TO THE COMPANY'S 2005 EQUITY INCENTIVE PLAN TO CHANGE THE OPTION TERM FROM SEVEN TO TEN YEARS. For For 05 TO CONDUCT AN ADVISORY VOTE ON THE COMPANY'S 2010 EXECUTIVE COMPENSATION. For For 06 TO CONDUCT AN ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION. None No Vote	For	Issuer	For	With

CATERPILLAR INC.

Ticker Symbol:CAT	Cusip Number:149123101
Record Date: 4/14/2011	Meeting Date: 6/8/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	01 DIRECTOR 1) DAVID L. CALHOUN 2) DANIEL M. DICKINSON 3) EUGENE V. FIFE 4) JUAN GALLARDO 5) DAVID R. GOODE 6) JESSE J. GREENE, JR. 7) PETER A. MAGOWAN 8) DENNIS A. MUILENBURG 9) DOUGLAS R. OBERHELMAN 10) WILLIAM A. OSBORN 11) CHARLES D. POWELL 12) EDWARD B. RUST, JR. 13) SUSAN C. SCHWAB 14) JOSHUA I. SMITH 15) MILES D. WHITE For For All Nominees 1) DAVID L. CALHOUN 2) DANIEL M. DICKINSON 3) EUGENE V. FIFE 4) JUAN GALLARDO 5) DAVID R. GOODE 6) JESSE J. GREENE, JR. 7) PETER A. MAGOWAN 8) DENNIS A. MUILENBURG 9) DOUGLAS R. OBERHELMAN 10) WILLIAM A. OSBORN 11) CHARLES D. POWELL 12) EDWARD B. RUST, JR. 13) SUSAN C. SCHWAB 14) JOSHUA I. SMITH 15) MILES D. WHITE 02 RATIFY THE APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011. For For 03 APPROVE AMENDED AND RESTATED CATERPILLAR INC. EXECUTIVE SHORT-TERM INCENTIVE PLAN. For For 04 ADVISORY VOTE ON EXECUTIVE COMPENSATION. For For 05 ADVISORY VOTE ON THE FREQUENCY OF EXECUTIVE COMPENSATION VOTES. 1 Year 1 Year	For	Issuer	For	With
6-12	06 STOCKHOLDER PROPOSAL - REPORT ON POLITICAL CONTRIBUTIONS AND EXPENSES. Against Against 07 STOCKHOLDER PROPOSAL - EXECUTIVES TO RETAIN SIGNIFICANT STOCK. Against Against 08 STOCKHOLDER PROPOSAL - DIRECTOR ELECTION MAJORITY VOTE STANDARD. Against Against 09 STOCKHOLDER PROPOSAL - SPECIAL STOCKHOLDER MEETINGS. Against Against 10 STOCKHOLDER PROPOSAL - INDEPENDENT CHAIRMAN OF THE BOARD. Against Against 11 STOCKHOLDER PROPOSAL - REVIEW GLOBAL CORPORATE STANDARDS. Against Against 12 STOCKHOLDER PROPOSAL - DEATH BENEFITS POLICY. Against Against	For	Issuer	For	With

CHECKPOINT

Ticker Symbol:CHKP	Cusip Number:M22465104
Record Date: 4/14/2011	Meeting Date: 5/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	01 DIRECTOR 1) GIL SHWED 2) MARIUS NACHT 3) JERRY UNGERMAN 4) DAN PROPPER 5) DAVID RUBNER 6) DR. TAL SHAVIT For For All Nominees 1) GIL SHWED 2) MARIUS NACHT 3) JERRY UNGERMAN 4) DAN PROPPER 5) DAVID RUBNER 6) DR. TAL SHAVIT 02 RE-ELECTION OF TWO OUTSIDE DIRECTORS: IRWIN FEDERMAN AND RAY ROTHROCK. For For 03 TO RATIFY THE APPOINTMENT AND COMPENSATION OF KOST, FORER, GABBAY & KASIERER, A MEMBER OF ERNST & YOUNG GLOBAL, AS CHECK POINT'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011. For For 04 TO AMEND THE FEE STRUCTURE FOR CHECK POINT'S DIRECTORS. For For 05 TO APPROVE COMPENSATION TO CHECK POINT'S CHIEF EXECUTIVE OFFICER WHO IS ALSO THE CHAIRMAN OF THE BOARD OF DIRECTORS. For For	For	Issuer	For	With

DSP GROUP, INC.

Ticker Symbol:DSPG	Cusip Number:23332B106
Record Date: 3/18/2011	Meeting Date: 5/16/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-6	01 DIRECTOR 1) YAIR SEROUSSI 2) YAIR SHAMIR For For All Nominees 1) YAIR SEROUSSI 2) YAIR SHAMIR 02 PROPOSAL TO INCREASE THE NUMBER OF SHARES AUTHORIZED UNDER THE 1993 EMPLOYEE PURCHASE PLAN BY 500,000 SHARES. For For 03 PROPOSAL TO INCREASE THE NUMBER OF SHARES AUTHORIZED UNDER THE 1993 DIRECTOR PLAN BY 300,000 SHARES. For For 04 PROPOSAL TO RATIFY THE SELECTION OF KOST FORER GABBAY & KASIERER AS THE COMPANY'S INDEPENDENT AUDITORS FOR FISCAL 2011. For For 05 PROPOSAL TO APPROVE, IN A NON-BINDING VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS. For For 06 PROPOSAL TO RECOMMEND, IN A NON-BINDING VOTE, WHETHER A NON-BINDING STOCKHOLDER VOTE TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS SHOULD OCCUR EVERY ONE, TWO OR THREE YEARS. 3 Years 3 Years	For	Issuer	For	With

ELBIT IMAGING LTD

Ticker Symbol:EMITF	Cusip Number:M37605108
Record Date: 8/17/2010	Meeting Date: 9/16/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-6	1A ELECTION OF DIRECTOR: MORDECHAY ZISSER For For 1B ELECTION OF DIRECTOR: SHIMON YITZHAKI For For 1C ELECTION OF DIRECTOR: DAVID RUBNER For For 1D ELECTION OF DIRECTOR: MOSHE LION For For 1E ELECTION OF DIRECTOR: SHMUEL PERETZ For For 02 REELECTION OF MR. ZVI TROPP AS EXTERNAL DIRECTOR. For For 03 OPTION GRANT TO DIRECTORS, OTHER THAN MR. MORDECHAY ZISSER. For For 4A INDEMNIFICATION AND LIABILITY INSURANCE COVERING MR. MORDECHAY ZISSER. For For 4B INDEMNIFICATION AND LIABILITY INSURANCE COVERING MR. SHIMON YITZHAKI. For For 4C EXTENSION OF THE TERM OF OPTIONS OF INSIGHTEC LTD. HELD BY MR. SHIMON YITZHAKI. For For 05 EXTENSION OF THE MANAGEMENT SERVICES AGREEMENT WITH A COMPANY CONTROLLED BY MR. MORDECHAY ZISSER, UPON THE SAME TERMS AS IN EFFECT AS OF TODAY. For For 06 RE-APPOINTMENT OF BRIGHTMAN ALMAGOR ZOHAR & CO. AS INDEPENDENT AUDITORS.	For	Issuer	For	With

ELBIT SYSTEMS LTD.

Ticker Symbol:ESLT	Cusip Number:M3760D101
Record Date: 9/25/2010	Meeting Date: 11/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	1. Reelection of directors. 2. Election of Ms. Rubin as external director. 3. Re-appointment of auditor	For	Issuer	For	With

ELECTRONICS FOR IMAGING, INC.

Ticker Symbol:EFII	Cusip Number:286082102
Record Date: 4/8/2011	Meeting Date: 5/18/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	01 DIRECTOR 1) ERIC BROWN 2) GILL COGAN 3) GUY GECHT 4) THOMAS GEORGENS 5) RICHARD A. KASHNOW 6) DAN MAYDAN 7) FRED ROSENZWEIG For For All Nominees 1) ERIC BROWN 2) GILL COGAN 3) GUY GECHT 4) THOMAS GEORGENS 5) RICHARD A. KASHNOW 6) DAN MAYDAN 7) FRED ROSENZWEIG 02 TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE 2009 EQUITY INCENTIVE AWARD PLAN AND THE RESERVATION OF AN ADDITIONAL 2,000,000 SHARES OF THE COMPANY'S COMMON STOCK FOR ISSUANCE PURSUANT TO SUCH AMENDED AND RESTATED PLAN. For For 03 TO APPROVE A NON-BINDING ADVISORY PROPOSAL ON EXECUTIVE COMPENSATION. For For 04 TO PROVIDE AN ADVISORY VOTE TO DETERMINE WHETHER A NON-BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION SHOULD OCCUR EVERY ONE, TWO OR THREE YEARS. 3 Years 3 Years 05 TO RATIFY THE APPOINTMENT OF THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011. For For	For	Issuer	For	With

ENSCO PLC

Ticker Symbol:ESV	Cusip Number:29358Q109
Record Date: 3/31/2011	Meeting Date: 5/24/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-11	O1 AN ORDINARY RESOLUTION TO RE-ELECT J. RODERICK CLARK AS A CLASS III DIRECTOR OF ENSCO PLC FOR A TERM TO EXPIRE AT THE ANNUAL GENERAL MEETING OF SHAREHOLDERS TO BE HELD IN 2014. For For O2 AN ORDINARY RESOLUTION TO RE-ELECT DANIEL W. RABUN AS A CLASS III DIRECTOR OF ENSCO PLC FOR A TERM TO EXPIRE AT THE ANNUAL GENERAL MEETING OF SHAREHOLDERS TO BE HELD IN 2014. For For O3 AN ORDINARY RESOLUTION TO RE-ELECT KEITH O. RATTIE AS A CLASS III DIRECTOR OF ENSCO PLC FOR A TERM TO EXPIRE AT THE ANNUAL GENERAL MEETING OF SHAREHOLDERS TO BE HELD IN 2014. For For O4 AN ORDINARY RESOLUTION TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF KPMG LLP AS OUR U.S. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011. For For O5 AN ORDINARY RESOLUTION TO RE-APPOINT KPMG AUDIT PLC AS OUR U.K. STATUTORY AUDITORS UNDER COMPANIES ACT 2006 (TO HOLD OFFICE UNTIL THE CONCLUSION OF THE NEXT ANNUAL GENERAL MEETING AT WHICH ACCOUNTS ARE LAID BEFORE THE COMPANY). For For O6 AN ORDINARY RESOLUTION TO AUTHORIZE THE AUDIT COMMITTEE TO DETERMINE OUR U.K. STATUTORY AUDITORS' REMUNERATION. For For S7 A SPECIAL RESOLUTION REGARDING THE PAYMENT OF HISTORIC DIVIDENDS TO SHAREHOLDERS TO RATIFY AND CONFIRM THE ENTRY IN THE U.K. STATUTORY ACCOUNTS OF ENSCO PLC FOR THE YEAR ENDED 31 DECEMBER 2010 WHEREBY DISTRIBUTABLE PROFITS HAVE BEEN APPROPRIATED TO THE PAYMENT OF HISTORIC DIVIDENDS ON 18 JUNE 2010, 17 SEPTEMBER 2010 AND 17 DECEMBER 2010. For For S8 A SPECIAL RESOLUTION REGARDING THE PAYMENT OF HISTORIC DIVIDENDS TO SHAREHOLDERS TO RELEASE ANY AND ALL CLAIMS THAT ENSCO PLC MAY HAVE AGAINST SHAREHOLDERS OF RECORD OR ADS HOLDERS IN RESPECT OF THE HISTORIC DIVIDENDS AND TO AUTHORIZE AN ASSOCIATED DEED OF RELEASE. For For S9 A SPECIAL RESOLUTION REGARDING THE PAYMENT OF HISTORIC DIVIDENDS TO SHAREHOLDERS TO RELEASE ANY AND ALL CLAIMS THAT ENSCO PLC MAY HAVE AGAINST ITS DIRECTORS WITH RESPECT TO THE PAYMENT OF THE HISTORIC DIVIDENDS AND TO ENTER INTO AN ASSOCIATED DEED OF RELEASE. For For 10 A NON-BINDING ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS. For For 11 A NON-BINDING ADVISORY VOTE TO CONDUCT THE NON-BINDING ADVISORY SHAREHOLDER VOTES ON COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS EVERY YEAR, TWO YEARS OR THREE YEARS. 1 Year 1 Year	For	Issuer	For	With

FOREST LABORATORIES

Ticker Symbol:FRX	Cusip Number:345838PPH
Record Date: 6/18/2010	Meeting Date: 8/9/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	1A ELECTION OF DIRECTOR: HOWARD SOLOMON For For 1B ELECTION OF DIRECTOR: LAWRENCE S. OLANOFF, M.D., PH.D. For For 1C ELECTION OF DIRECTOR: NESLI BASGOZ, MD For For 1D ELECTION OF DIRECTOR: WILLIAM J. CANDEE, III For For 1E ELECTION OF DIRECTOR: GEORGE S. COHAN For For 1F ELECTION OF DIRECTOR: DAN L. GOLDWASSER For For 1G ELECTION OF DIRECTOR: KENNETH E. GOODMAN For For 1H ELECTION OF DIRECTOR: LESTER B. SALANS, MD For For 1I ELECTION OF DIRECTOR: PETER J. ZIMETBAUM, MD For For 02 APPROVAL OF THE AMENDMENT TO THE 2007 EQUITY INCENTIVE PLAN. For For 03 APPROVAL OF EXECUTIVE COMPENSATION PHILOSOPHY, POLICIES AND PROCEDURES, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT. For For 04 RATIFICATION OF THE SELECTION OF BDO SEIDMAN, LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. For For 05 APPROVAL OF THE STOCKHOLDER PROPOSAL TO AMEND THE BY-LAWS OF THE COMPANY TO PROVIDE FOR REIMBURSEMENT OF EXPENSES INCURRED BY A STOCKHOLDER OR GROUP OF STOCKHOLDERS IN CONNECTION WITH NOMINATING ONE OR MORE DIRECTOR CANDIDATES IN CERTAIN CIRCUMSTANCES AS DESCRIBED IN PROPOSAL 5. *NOTE* SUCH OTHER BUSINESS AS MAY COME BEFORE THE MEETING. Against	For	Issuer	For	With

HALLIBURTON COMPANY

Ticker Symbol:HAL	Cusip Number:406216101
Record Date: 3/21/2011	Meeting Date: 5/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-6	1A ELECTION OF DIRECTOR: A.M. BENNETT For For 1B ELECTION OF DIRECTOR: J.R. BOYD For For 1C ELECTION OF DIRECTOR: M. CARROLL For For 1D ELECTION OF DIRECTOR: N.K. DICCIANI For For 1E ELECTION OF DIRECTOR: S.M. GILLIS For For 1F ELECTION OF DIRECTOR: A.S. JUM'AH For For 1G ELECTION OF DIRECTOR: D.J. LESAR For For 1H ELECTION OF DIRECTOR: R.A. MALONE For For 1I ELECTION OF DIRECTOR: J.L. MARTIN For For 1J ELECTION OF DIRECTOR: D.L. REED For For 02 PROPOSAL FOR RATIFICATION OF THE SELECTION OF AUDITORS. For For 03 PROPOSAL FOR ADVISORY VOTE ON EXECUTIVE COMPENSATION. For For 04 PROPOSAL FOR ADVISORY VOTE ON THE FREQUENCY OF AN ADVISORY VOTE ON EXECUTIVE COMPENSATION. 1 Year 1 Year 05 PROPOSAL ON HUMAN RIGHTS POLICY. Against Against 06 PROPOSAL ON POLITICAL CONTRIBUTIONS. Against Against	For	Issuer	For	With

HE AES CORPORATION

Ticker Symbol:AES	Cusip Number:00130H105
Record Date: 2/25/2011	Meeting Date: 4/21/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	1 DIRECTOR 1) SAMUEL W. BODMAN, III 2) PAUL HANRAHAN 3) KRISTINA M. JOHNSON 4) TARUN KHANNA 5) JOHN A. KOSKINEN 6) PHILIP LADER 7) SANDRA O. MOOSE 8) JOHN B. MORSE, JR. 9) PHILIP A. ODEEN 10) CHARLES O. ROSSOTTI 11) SVEN SANDSTROM For For All Nominees 1) SAMUEL W. BODMAN, III 2) PAUL HANRAHAN 3) KRISTINA M. JOHNSON 4) TARUN KHANNA 5) JOHN A. KOSKINEN 6) PHILIP LADER 7) SANDRA O. MOOSE 8) JOHN B. MORSE, JR. 9) PHILIP A. ODEEN 10) CHARLES O. ROSSOTTI 11) SVEN SANDSTROM 2 THE RATIFICATION OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR YEAR 2011. For For 3 TO CONSIDER A (NON-BINDING) ADVISORY VOTE ON EXECUTIVE COMPENSATION. For For 4 TO CONSIDER A (NON-BINDING) ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160104
Record Date: 3/1/2011	Meeting Date: 4/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-7	1A ELECTION OF DIRECTOR: MARY SUE COLEMAN For For 1B ELECTION OF DIRECTOR: JAMES G. CULLEN For For 1C ELECTION OF DIRECTOR: IAN E.L. DAVIS For For 1D ELECTION OF DIRECTOR: MICHAEL M.E. JOHNS For For 1E ELECTION OF DIRECTOR: SUSAN L. LINDQUIST For For 1F ELECTION OF DIRECTOR: ANNE M. MULCAHY For For 1G ELECTION OF DIRECTOR: LEO F. MULLIN For For 1H ELECTION OF DIRECTOR: WILLIAM D. PEREZ For For 1I ELECTION OF DIRECTOR: CHARLES PRINCE For For 1J ELECTION OF DIRECTOR: DAVID SATCHER For For 1K ELECTION OF DIRECTOR: WILLIAM C. WELDON For For 02 RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011 For For 03 ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION For For 04 ADVISORY VOTE ON FREQUENCY OF ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION 1 Year 1 Year 05 SHAREHOLDER PROPOSAL ON PHARMACEUTICAL PRICE RESTRAINT Against Against 06 SHAREHOLDER PROPOSAL ON AMENDMENT TO COMPANY'S EQUAL EMPLOYMENT OPPORTUNITY POLICY Against Against 07 SHAREHOLDER PROPOSAL ON ADOPTING NON-ANIMAL METHODS FOR TRAINING Against Against	For	Issuer	For	With

JPMORGAN CHASE & CO.

Ticker Symbol:JPM	Cusip Number:46625H100
Record Date: 3/18/2011	Meeting Date: 5/17/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	1A ELECTION OF DIRECTOR: CRANDALL C. BOWLES For For 1B ELECTION OF DIRECTOR: STEPHEN B. BURKE For For 1C ELECTION OF DIRECTOR: DAVID M. COTE For For 1D ELECTION OF DIRECTOR: JAMES S. CROWN For For 1E ELECTION OF DIRECTOR: JAMES DIMON For For 1F ELECTION OF DIRECTOR: ELLEN V. FUTTER For For 1G ELECTION OF DIRECTOR: WILLIAM H. GRAY, III For For 1H ELECTION OF DIRECTOR: LABAN P. JACKSON, JR. For For 1I ELECTION OF DIRECTOR: DAVID C. NOVAK For For 1J ELECTION OF DIRECTOR: LEE R. RAYMOND For For 1K ELECTION OF DIRECTOR: WILLIAM C. WELDON For For 02 APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM For For 03 ADVISORY VOTE ON EXECUTIVE COMPENSATION For For 04 ADVISORY VOTE ON FREQUENCY OF ADVISORY VOTE ON EXECUTIVE COMPENSATION 1 Year 1 Year 05 APPROVAL OF AMENDMENT TO LONG-TERM INCENTIVE PLAN For For	For	Issuer	For	With
6-11	06 POLITICAL NON-PARTISANSHIP Against Against 07 SHAREHOLDER ACTION BY WRITTEN CONSENT Against Against 08 MORTGAGE LOAN SERVICING Against Against 09 POLITICAL CONTRIBUTIONS Against Against 10 GENOCIDE-FREE INVESTING Against Against 11 INDEPENDENT LEAD DIRECTOR Against Against	For	Issuer	Against	With

MEDTRONIC

Ticker Symbol:MDT	Cusip Number:585055106
Record Date: 6/28/2010	Meeting Date: 8/25/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-2	1 DIRECTOR 1) RICHARD H. ANDERSON 2) DAVID L. CALHOUN 3) VICTOR J. DZAU, M.D. 4) WILLIAM A. HAWKINS 5) SHIRLEY A. JACKSON, PHD 6) JAMES T. LENEHAN 7) DENISE M. O'LEARY 8) KENDALL J. POWELL 9) ROBERT C. POZEN 10) JEAN-PIERRE ROSSO 11) JACK W. SCHULER For For All Nominees 1) RICHARD H. ANDERSON 2) DAVID L. CALHOUN 3) VICTOR J. DZAU, M.D. 4) WILLIAM A. HAWKINS 5) SHIRLEY A. JACKSON, PHD 6) JAMES T. LENEHAN 7) DENISE M. O'LEARY 8) KENDALL J. POWELL 9) ROBERT C. POZEN 10) JEAN-PIERRE ROSSO 11) JACK W. SCHULER 2 TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

MELLANOX TECHNOLOGIES LTD.

Ticker Symbol:MLNX	Cusip Number:M51363113
Record Date: 4/8/2011	Meeting Date: 5/16/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-10	Board of Directors Your Vote 1A ELECTION OF DIRECTORS (NON-OUTSIDE): EYAL WALDMAN For For 1B ELECTION OF DIRECTORS (NON-OUTSIDE): DOV BAHARAV For For 1C ELECTION OF DIRECTORS (NON-OUTSIDE): GLENDA DORCHAK For For 1D ELECTION OF DIRECTORS (NON-OUTSIDE): IRWIN FEDERMAN For For 1E ELECTION OF DIRECTORS (NON-OUTSIDE): THOMAS WEATHERFORD For For 02 APPROVE A) SALARY INCREASE OF MR. WALDMAN, B) CONTRIBUTIONS TO ISRAELI SEVERANCE, PENSION & EDUCATION FUND, C) CASH BONUS PAID. For For 03 TO APPROVE THE GRANT TO WALDMAN OF 50,000 RESTRICTED STOCK UNITS. For For 04 TO CONDUCT AN ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS. For For 05 TO CONDUCT AN ADVISORY VOTE ON THE FREQUENCY OF AN ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS. 3 Years 3 Years 06 APPROVE AMENDMENT TO ARTICLES OF ASSOCIATION TO AUTHORIZE BOARD TO APPOINT UP TO THE MAXIMUM AUTHORIZED NUMBER OF DIRECTORS. For For 07 APPROVE AMENDMENT TO ARTICLES OF ASSOCIATION TO REPLACE PROVISIONS RELATED TO INDEMNIFICATION OF DIRECTORS & OFFICERS. For For 08 TO APPROVE AN AMENDMENT TO THE INDEMNIFICATION UNDERTAKING BETWEEN THE COMPANY AND EACH OF OUR DIRECTORS AND OFFICERS. For For 09 TO RATIFY AND APPROVE THE PURCHASE OF LIABILITY INSURANCE FOR DIRECTORS AND OFFICERS OF THE COMPANY AND ITS SUBSIDIARIES, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT. For For 10 APPOINT PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR ENDING DECEMBER 31, 2011. For For	For	Issuer	For	With

MERCK & CO.

Ticker Symbol:MRK	Cusip Number:58933Y105
Record Date: 3/24/2011	Meeting Date: 5/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	1A ELECTION OF DIRECTOR: LESLIE A. BRUN For For 1B ELECTION OF DIRECTOR: THOMAS R. CECH For For 1C ELECTION OF DIRECTOR: RICHARD T. CLARK For For 1D ELECTION OF DIRECTOR: KENNETH C. FRAZIER For For 1E ELECTION OF DIRECTOR: THOMAS H. GLOCER For For 1F ELECTION OF DIRECTOR: STEVEN F. GOLDSTONE For For 1G ELECTION OF DIRECTOR: WILLIAM B. HARRISON. JR. For For 1H ELECTION OF DIRECTOR: HARRY R. JACOBSON For For 1I ELECTION OF DIRECTOR: WILLIAM N. KELLEY For For 1J ELECTION OF DIRECTOR: C. ROBERT KIDDER For For 1K ELECTION OF DIRECTOR: ROCHELLE B. LAZARUS For For 1L ELECTION OF DIRECTOR: CARLOS E. REPRESAS For For 1M ELECTION OF DIRECTOR: PATRICIA F. RUSSO For For 1N ELECTION OF DIRECTOR: THOMAS E. SHENK For For 1O ELECTION OF DIRECTOR: ANNE M. TATLOCK For For 1P ELECTION OF DIRECTOR: CRAIG B. THOMPSON For For 1Q ELECTION OF DIRECTOR: WENDELL P. WEEKS For For 1R ELECTION OF DIRECTOR: PETER C. WENDELL For For 02 RATIFICATION OF THE APPOINTMENT OF THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011. For For 03 ADVISORY VOTE ON EXECUTIVE COMPENSATION. For For 04 ADVISORY VOTE ON THE FREQUENCY OF FUTURE VOTES ON EXECUTIVE COMPENSATION. 3 Years 3 Years	For	Issuer	For	With

MORGAN STANLEY

Ticker Symbol:MS	Cusip Number:617446448
Record Date: 3/21/2011	Meeting Date: 5/18/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	1A ELECTION OF DIRECTOR: ROY J. BOSTOCK For For 1B ELECTION OF DIRECTOR: ERSKINE B. BOWLES For For 1C ELECTION OF DIRECTOR: HOWARD J. DAVIES For For 1D ELECTION OF DIRECTOR: JAMES P. GORMAN For For 1E ELECTION OF DIRECTOR: JAMES H. HANCE, JR. For For 1F ELECTION OF DIRECTOR: C. ROBERT KIDDER For For 1G ELECTION OF DIRECTOR: JOHN J. MACK For For 1H ELECTION OF DIRECTOR: DONALD T. NICOLAISEN For For 1I ELECTION OF DIRECTOR: HUTHAM S. OLAYAN For For 1J ELECTION OF DIRECTOR: JAMES W. OWENS For For 1K ELECTION OF DIRECTOR: O. GRIFFITH SEXTON For For 1L ELECTION OF DIRECTOR: MASAAKI TANAKA For For 1M ELECTION OF DIRECTOR: LAURA D. TYSON For For 02 TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR For For 03 TO AMEND THE 2007 EQUITY INCENTIVE COMPENSATION PLAN For For 04 TO APPROVE THE COMPENSATION OF EXECUTIVES AS DISCLOSED IN THE PROXY STATEMENT (NON-BINDING ADVISORY RESOLUTION) For For 05 TO VOTE ON THE FREQUENCY OF HOLDING A NON-BINDING ADVISORY VOTE ON THE COMPENSATION OF EXECUTIVES AS DISCLOSED IN THE PROXY STATEMENT (NON-BINDING ADVISORY VOTE) 1 Year 1 Year	For	Issuer	For	With

ORMAT TECHNOLOGIES,

Ticker Symbol:ORA	Cusip Number:686688102
Record Date: 3/16/2011	Meeting Date: 5/4/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	01 DIRECTOR 1) YORAM BRONICKI 2) ROGER W. GALE For For All Nominees 1) YORAM BRONICKI 2) ROGER W. GALE 02 TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS. For For 03 TO RECOMMEND, ON AN ADVISORY BASIS, THE FREQUENCY OF THE STOCKHOLDER VOTE ON EXECUTIVE COMPENSATION. 3 Years 3 Years 04 TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2011. For For	For	Issuer	For	With

RADWARE LTD.

Ticker Symbol:RDWR	Cusip Number:M81873107
Record Date: 9/1/2010	Meeting Date: 10/5/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	1 DIRECTOR 1) MR. ROY ZISAPEL* 2) PROF. YAIR TAUMAN** For For All Nominees 1) MR. ROY ZISAPEL* 2) PROF. YAIR TAUMAN** 3 APPROVAL OF ANNUAL BONUS TO CHIEF EXECUTIVE OFFICER. For For 4 APPROVAL OF EXTENSION OF REAL PROPERTY LEASES WITH AFFILIATES. For For 5 APPROVAL OF THE RE-APPOINTMENT OF THE COMPANY'S AUDITORS FOR UNTIL IMMEDIATELY FOLLOWING THE NEXT ANNUAL GENERAL MEETING OF SHAREHOLDERS AND AUTHORIZATION OF THE BOARD OF DIRECTORS TO DELEGATE TO THE AUDIT COMMITTEE THE AUTHORITY TO FIX THE REMUNERATION OF THE AUDITORS IN ACCORDANCE WITH THE VOLUME AND NATURE OF THEIR SERVICES TO THE COMPANY FOR SUCH FISCAL YEAR.	For	Issuer	For	With

SANDISK

Ticker Symbol:SNDK	Cusip Number:80004C101
Record Date: 4/14/2011	Meeting Date: 6/7/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	01 DIRECTOR 1) MICHAEL MARKS 2) KEVIN DENUCCIO 3) IRWIN FEDERMAN 4) STEVEN J. GOMO 5) EDDY W. HARTENSTEIN 6) DR. CHENMING HU 7) CATHERINE P. LEGO 8) SANJAY MEHROTRA For For All Nominees 1) MICHAEL MARKS 2) KEVIN DENUCCIO 3) IRWIN FEDERMAN 4) STEVEN J. GOMO 5) EDDY W. HARTENSTEIN 6) DR. CHENMING HU 7) CATHERINE P. LEGO 8) SANJAY MEHROTRA 02 TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 1, 2012. For For 03 TO APPROVE AMENDMENTS TO THE SANDISK CORPORATION 2005 INCENTIVE PLAN. For For 04 TO APPROVE AMENDMENTS TO THE SANDISK CORPORATION 2005 EMPLOYEE STOCK PURCHASE PLANS. For For 05 TO APPROVE AN ADVISORY RESOLUTION ON NAMED EXECUTIVE OFFICER COMPENSATION. For For 06 TO CONDUCT AN ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON NAMED EXECUTIVE OFFICER COMPENSATION. 1 Year 1 Year	For	Issuer	For	With

THE WALT DISNEY CO.

Ticker Symbol:DIS	Cusip Number:254687106
Record Date: 1/11/2010	Meeting Date: 8/10/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-9	1. ELECTION OF DIRECTORS. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S REGISTERED PUBLIC ACCOUNTANTS FOR 2010. For For Against Abstain 03 TO APPROVE THE AMENDMENT TO THE AMENDED AND RESTATED 2005 STOCK INCENTIVE PLAN. For For Against Abstain 04 TO APPROVE THE AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION RELATING TO INTERESTED PERSON TRANSACTIONS. For For Against Abstain 05 TO APPROVE THE AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION RELATING TO BYLAW AMENDMENTS. For For Against Abstain 06 TO APPROVE THE AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION RELATING TO TRACKING STOCK PROVISIONS. For For Against Abstain 07 TO APPROVE THE AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION RELATING TO CLASSIFIED BOARD TRANSITION PROVISIONS. For For Against Abstain 08 TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO SHAREHOLDER ADVISORY VOTE ON EXECUTIVE COMPENSATION. Against For Against Abstain 09 TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO EX-GAY NON DISCRIMINATION POLICY.	For	Issuer	For	With

THERMO FISCHER

Ticker Symbol:TMO	Cusip Number:883556102
Record Date: 3/28/2011	Meeting Date: 5/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	Your Vote 1A ELECTION OF DIRECTOR: THOMAS J. LYNCH For For 1B ELECTION OF DIRECTOR: WILLIAM G. PARRETT For For 1C ELECTION OF DIRECTOR: MICHAEL E. PORTER For For 1D ELECTION OF DIRECTOR: SCOTT M. SPERLING For For 02 AN ADVISORY VOTE ON EXECUTIVE COMPENSATION. For For 03 AN ADVISORY VOTE ON THE FREQUENCY OF FUTURE EXECUTIVE COMPENSATION ADVISORY VOTES. 2 Years 2 Years 04 RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2011. THE BOARD OF DIRECTORS RECOMMENDS YOU VOTE ""AGAINST"" THE FOLLOWING SHAREHOLDER PROPOSAL For For	For	Issuer	For	With
5	05 SHAREHOLDER PROPOSAL REGARDING DECLASSIFICATION OF THE BOARD OF DIRECTORS. Against Against	Against	Issuer	Against	With

TIDEWATER

Ticker Symbol:TDW	Cusip Number:886423102
Record Date: 5/28/2010	Meeting Date: 7/22/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-2	1 DIRECTOR 1) M. JAY ALLISON 2) JAMES C. DAY 3) RICHARD T. DU MOULIN 4) MORRIS E. FOSTER 5) J. WAYNE LEONARD 6) JON C. MADONNA 7) JOSEPH H. NETHERLAND 8) RICHARD A. PATTAROZZI 9) NICHOLAS J. SUTTON 10) CINDY B. TAYLOR 11) DEAN E. TAYLOR 12) JACK E. THOMPSON For For All Nominees 1) M. JAY ALLISON 2) JAMES C. DAY 3) RICHARD T. DU MOULIN 4) MORRIS E. FOSTER 5) J. WAYNE LEONARD 6) JON C. MADONNA 7) JOSEPH H. NETHERLAND 8) RICHARD A. PATTAROZZI 9) NICHOLAS J. SUTTON 10) CINDY B. TAYLOR 11) DEAN E. TAYLOR 12) JACK E. THOMPSON 2 RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. For For	For	Issuer	For	With

VALEANT PHARMACEUTICALS INTERNATION

Ticker Symbol:VRX	Cusip Number:91911XPPH
Record Date: 8/18/2010	Meeting Date: 9/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-2	01 ADOPTION OF THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JUNE 20, 2010, AMONG VALEANT PHARMACEUTICALS INTERNATIONAL, BIOVAIL CORPORATION, BIOVAIL AMERICAS CORP. (A WHOLLY OWNED SUBSIDIARY OF BIOVAIL CORPORATION) AND BEACH MERGER CORP. (A WHOLLY OWNED SUBSIDIARY OF BIOVAIL AMERICAS CORP.) For For 02 APPROVAL OF THE ADJOURNMENT OF THE VALEANT PHARMACEUTICALS INTERNATIONAL SPECIAL MEETING, IF NECESSARY OR APPROPRIATE TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO ADOPT THE MERGER AGREEMENT AT THE TIME OF THE SPECIAL MEETING.	For	Issuer	For	With

VERIFONE SYSTEMS, INC.

Ticker Symbol:PAY	Cusip Number:92342Y109
Record Date: 5/6/2011	Meeting Date: 6/29/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-6	01 DIRECTOR 1) ROBERT W. ALSPAUGH 2) DOUGLAS G. BERGERON 3) DR. LESLIE G. DENEND 4) ALEX W. HART 5) ROBERT B. HENSKE 6) RICHARD A. MCGINN 7) EITAN RAFF 8) CHARLES R. RINEHART 9) JEFFREY E. STIEFLER For For All Nominees 1) ROBERT W. ALSPAUGH 2) DOUGLAS G. BERGERON 3) DR. LESLIE G. DENEND 4) ALEX W. HART 5) ROBERT B. HENSKE 6) RICHARD A. MCGINN 7) EITAN RAFF 8) CHARLES R. RINEHART 9) JEFFREY E. STIEFLER 02 TO APPROVE CERTAIN AMENDMENTS TO THE VERIFONE 2006 EQUITY INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK THAT MAY BE ISSUED THEREUNDER AND TO EFFECT CERTAIN OTHER CHANGES THEREUNDER. For For 03 TO APPROVE THE AMENDED AND RESTATED VERIFONE BONUS PLAN. For For 04 TO HOLD AN ADVISORY VOTE ON COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS. For For 05 TO HOLD AN ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE ON COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS. 1 Year 1 Year 06 TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS VERIFONE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING OCTOBER 31, 2011.	For	Issuer	For	With

VERINT

Ticker Symbol:VRNT	Cusip Number:92343X100
Record Date: 4/25/2011	Meeting Date: 6/16/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	01 DIRECTOR 1) PAUL BAKER 2) DAN BODNER 3) JOHN BUNYAN 4) CHARLES BURDICK 5) VICTOR DEMARINES 6) LARRY MYERS 7) HOWARD SAFIR 8) SHEFALI SHAH For For All Nominees 1) PAUL BAKER 2) DAN BODNER 3) JOHN BUNYAN 4) CHARLES BURDICK 5) VICTOR DEMARINES 6) LARRY MYERS 7) HOWARD SAFIR 8) SHEFALI SHAH 02 RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE YEAR ENDING JANUARY 31, 2012. For For 03 ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION. For For 04 ADVISORY VOTE ON FREQUENCY OF FUTURE STOCKHOLDER ADVISORY VOTES ON EXECUTIVE COMPENSATION. 3 Years 3 Years 05 TRANSACTION OF SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE 2011 ANNUAL MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF. For For	For	Issuer	For	With

WEATHERFORD INTERNATIONAL LTD

Ticker Symbol:WFT	Cusip Number:H27013103
Record Date: 3/31/2011	Meeting Date: 5/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-6	01 APPROVAL OF THE 2010 ANNUAL REPORT, THE CONSOLIDATED FINANCIAL STATEMENTS OF WEATHERFORD INTERNATIONAL LTD. FOR THE YEAR ENDED DECEMBER 31, 2010 AND THE STATUTORY FINANCIAL STATEMENTS OF WEATHERFORD INTERNATIONAL LTD. FOR THE YEAR ENDED DECEMBER 31, 2010. For For 02 DISCHARGE OF THE BOARD OF DIRECTORS AND EXECUTIVE OFFICERS FROM LIABILITY FOR ACTIONS OR OMISSIONS DURING THE YEAR ENDED DECEMBER 31, 2010. For For 3A ELECTION OF DIRECTOR: BERNARD J. DUROC-DANNER For For 3B ELECTION OF DIRECTOR: SAMUEL W. BODMAN, III For For 3C ELECTION OF DIRECTOR: NICHOLAS F. BRADY For For 3D ELECTION OF DIRECTOR: DAVID J. BUTTERS For For 3E ELECTION OF DIRECTOR: WILLIAM E. MACAULAY For For 3F ELECTION OF DIRECTOR: ROBERT B. MILLARD For For 3G ELECTION OF DIRECTOR: ROBERT K. MOSES, JR. For For 3H ELECTION OF DIRECTOR: GUILLERMO ORTIZ For For 3I ELECTION OF DIRECTOR: EMYR JONES PARRY For For 3J ELECTION OF DIRECTOR: ROBERT A. RAYNE For For 04 APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR YEAR ENDING DECEMBER 31, 2011 AND THE RE-ELECTION OF ERNST & YOUNG LTD, ZURICH AS STATUTORY AUDITOR FOR YEAR ENDING DECEMBER 31, 2011. For For 05 APPROVAL OF AN ADVISORY RESOLUTION REGARDING EXECUTIVE COMPENSATION. For For 06 ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION. 1 Year 1 Year	For	Issuer	For	With

WHOLE FOODS

Ticker Symbol:WFMI	Cusip Number:966837106
Record Date: 1/3/2011	Meeting Date: 2/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	01 DIRECTOR 1) DR. JOHN ELSTROTT 2) GABRIELLE GREENE 3) SHAHID (HASS) HASSAN 4) STEPHANIE KUGELMAN 5) JOHN MACKEY 6) WALTER ROBB 7) JONATHAN SEIFFER 8) MORRIS (MO) SIEGEL 9) JONATHAN SOKOLOFF 10) DR. RALPH SORENSON 11) W. (KIP) TINDELL, III For For All Nominees 1) DR. JOHN ELSTROTT 2) GABRIELLE GREENE 3) SHAHID (HASS) HASSAN 4) STEPHANIE KUGELMAN 5) JOHN MACKEY 6) WALTER ROBB 7) JONATHAN SEIFFER 8) MORRIS (MO) SIEGEL 9) JONATHAN SOKOLOFF 10) DR. RALPH SORENSON 11) W. (KIP) TINDELL, III 02 RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG, LLP AS INDEPENDENT AUDITOR FOR THE COMPANY FOR FISCAL YEAR 2011. For For 03 RATIFICATION OF THE COMPENSATION PACKAGE GRANTED TO OUR NAMED EXECUTIVE OFFICERS. For For 04 ADVISORY VOTE ON THE FREQUENCY OF SHAREHOLDER VOTES ON EXECUTIVE COMPENSATION. 2 Years 2 Years	For	Issuer	For	With
5-6	05 SHAREHOLDER PROPOSAL TO AMEND THE COMPANY'S BYLAWS TO PERMIT REMOVAL OF DIRECTORS WITH OR WITHOUT CAUSE. Against Against 06 SHAREHOLDER PROPOSAL TO REQUIRE THE COMPANY TO HAVE, WHENEVER POSSIBLE, AN INDEPENDENT CHAIRMAN OF THE BOARD OF DIRECTORS WHO HAS NOT PREVIOUSLY SERVED AS AN EXECUTIVE OFFICER OF THE COMPANY. Against Against	Against	Issuer	Against	With

ZORAN

Ticker Symbol:ZRAN	Cusip Number:98975F101
Record Date: 1/7/2011	Meeting Date: 3/8/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-7	01 REPEAL ANY PROVISION OF THE AMENDED AND RESTATED BYLAWS OF ZORAN (""THE BYLAWS"") IN EFFECT AT THE TIME THIS PROPOSAL BECOMES EFFECTIVE, INCLUDING ANY AMENDMENTS THERETO, WHICH WERE NOT INCLUDED IN THE BYLAWS THAT BECAME EFFECTIVE ON APRIL 22, 2009 AND WERE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2009. For For 2A CONSENT TO THE REMOVAL OF RAYMOND A. BURGESS For For 2B CONSENT TO THE REMOVAL OF UZIA GALIL For For 2C CONSENT TO THE REMOVAL OF JAMES D. MEINDL For For 2D CONSENT TO THE REMOVAL OF JAMES B. OWENS, JR. For For 2E CONSENT TO THE REMOVAL OF ARTHUR B. STABENOW For For 2F CONSENT TO THE REMOVAL OF PHILIP M. YOUNG For For 3 AMEND ARTICLE IV, SECTION 19 OF THE BYLAWS TO PROVIDE THAT ANY VACANCIES ON THE BOARD OF DIRECTORS OF THE COMPANY RESULTING FROM THE REMOVAL OF DIRECTORS BY THE STOCKHOLDERS MAY ONLY BE FILLED BY THE STOCKHOLDERS OF THE COMPANY. For For 4A CONSENT TO THE ELECTION OF JON S. CASTOR For For 4B CONSENT TO THE ELECTION OF DALE FULLER For For 4C CONSENT TO THE ELECTION OF THOMAS LACEY For For 4D CONSENT TO THE ELECTION OF JEFFREY MCCREARY For For 4E CONSENT TO THE ELECTION OF JEFFREY C. SMITH For For 4F CONSENT TO THE ELECTION OF EDWARD TERINO	For	Stockholder	Against	Against

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Israeli Shared Values Trust

By /s/Jamia C. Jasper

* Jamia C. Jasper

President and Treasurer

Date: July 26, 2011

*Print the name and title of each signing officer under his or her signature.